CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 29, 2018 USD ($) item	Dec. 30, 2017 USD ($)
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites | item	13
Balance at beginning of the year	$ 21.1	$ 21.3
Acquisitions		3.0
Charges, net of reversals	3.9	2.8
Payments	(5.0)	(6.0)
Balance at end of the year	20.0	21.1
Short term environmental liabilities	$ 5.0	$ 5.0